Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net cash provided by operating activities	$ 44,872	$ 37,806
Investing activities
Change in restricted cash	24,831	98,906
Additions to newbuildings, vessels and equipment	(1,501)	(78,980)
Finance lease payments received	1,336	1,123
Proceeds from sale of vessels and equipment	12,224	148,335
Proceeds from sale of investments	0	46,547
Net investment in associated companies	(13,548)	0
Net cash provided by investing activities	23,342	215,931
Financing activities
Proceeds from long-term debt, net of fees paid	0	70,559
Repayment of long-term debt	(24,049)	(131,167)
Repayment of capital leases	(40,247)	(161,612)
Dividends paid	0	(17,129)
Net cash used in financing activities	(64,296)	(239,349)
Net increase in cash and cash equivalents	3,918	14,388
Cash and cash equivalents at start of period	160,566	176,639
Cash and cash equivalents at end of period	$ 164,484	$ 191,027